Document and Entity Information	Aug. 01, 2023
Prospectus:
Document Type	497
Document Period End Date	Aug. 01, 2023
Entity Registrant Name	American Funds Insurance Series
Entity Central Index Key	0000729528
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 01, 2023
Document Effective Date	Aug. 01, 2023
Prospectus Date	May 01, 2023